Commitments, Contingencies and Guarantees (Details)						12 Months Ended
	Sep. 30, 2016 item	Dec. 23, 2015 case	Jun. 15, 2015 item	Jul. 30, 2014 item	May 15, 2014 item	Mar. 04, 2017 case item StoreManager	Jan. 19, 2017 state
Commitments and Contingencies
Number of states failed to report Rx savings prices | state							18
Number of document productions | item						4
Number of prescriptions requested the company produce | item	242		80	30	60
WBA Merger
Commitments and Contingencies
Number of lawsuits						10
Indergit
Commitments and Contingencies
Number of current and former store managers court ordered notices to be sent | StoreManager						7,000
Number of current and former store managers who joined the action | StoreManager						1,550
Number of current and former store managers to whom notices will be sent after the Court approval | StoreManager						1,750
Hall
Commitments and Contingencies
Number of similar cases						2
DELAWARE
Commitments and Contingencies
Number of lawsuits		8
DELAWARE | WBA Merger
Commitments and Contingencies
Number of lawsuits						8
PENNSYLVANIA | WBA Merger
Commitments and Contingencies
Number of lawsuits						1
DELAWARE AND PENNSYLVANIA | WBA Merger
Commitments and Contingencies
Number of lawsuits						9